Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 171,479	$ 196,767
Deposits
Tax Payable	56,018	21,914
Accrued service fee		6,956
Accrued listing fee		39,765
Others	9,316	44,584
Total	$ 236,813	$ 309,986